Subsequent Events (Details) - Schedule of Proceeds	12 Months Ended
Mar. 31, 2023 shares
June 23, 2023 [Member]
Subsequent Events (Details) - Schedule of Proceeds [Line Items]
Principle amount converted	22,445
No. of Common Shares issued	50,000
July 20, 2023 [Member]
Subsequent Events (Details) - Schedule of Proceeds [Line Items]
Principle amount converted	383,300
No. of Common Shares issued	1,000,000
July 20, 2023 [Member]
Subsequent Events (Details) - Schedule of Proceeds [Line Items]
Principle amount converted	383,300
No. of Common Shares issued	1,000,000
July 28, 2023 [Member]
Subsequent Events (Details) - Schedule of Proceeds [Line Items]
Principle amount converted	181,050
No. of Common Shares issued	500,000